Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingent Liabilities [Abstract]
Schedule of aggregate minimum lease and rental payments under non-cancelable operating leases
December 31,

2017	$2,528
2018	2,165
2019	1,933
2020	1,820
2021 and thereafter	339

$8,785